Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – MFS® Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – MFS® Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 3.9%
Media 3.9%
Charter Communications, Inc., Class A(a)	33,258	14,627,534
Comcast Corp., Class A	846,230	37,521,838
Total		52,149,372
Total Communication Services		52,149,372
Consumer Discretionary 3.5%
Hotels, Restaurants & Leisure 1.4%
Marriott International, Inc., Class A	95,253	18,722,930
Specialty Retail 2.1%
Lowe’s Companies, Inc.	137,875	28,655,940
Total Consumer Discretionary		47,378,870
Consumer Staples 7.8%
Beverages 2.5%
Diageo PLC	525,232	19,364,318
PepsiCo, Inc.	84,400	14,300,736
Total		33,665,054
Consumer Staples Distribution & Retail 1.1%
Target Corp.	129,067	14,270,938
Food Products 1.9%
Archer-Daniels-Midland Co.	53,865	4,062,498
Nestlé SA, Registered Shares	195,305	22,107,749
Total		26,170,247
Household Products 1.3%
Kimberly-Clark Corp.	84,716	10,237,929
Reckitt Benckiser Group PLC	100,831	7,110,677
Total		17,348,606
Personal Care Products 1.0%
Kenvue, Inc.	651,340	13,078,907
Total Consumer Staples		104,533,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.6%
Oil, Gas & Consumable Fuels 5.6%
ConocoPhillips Co.	331,284	39,687,823
EOG Resources, Inc.	108,840	13,796,559
Pioneer Natural Resources Co.	96,040	22,045,982
Total		75,530,364
Total Energy		75,530,364
Financials 24.6%
Banks 6.6%
Citigroup, Inc.	371,610	15,284,319
JPMorgan Chase & Co.	378,994	54,961,710
PNC Financial Services Group, Inc. (The)	106,670	13,095,876
Truist Financial Corp.	164,698	4,712,010
Total		88,053,915
Capital Markets 4.8%
BlackRock, Inc.	20,956	13,547,844
KKR & Co., Inc., Class A	157,837	9,722,759
Morgan Stanley	284,907	23,268,355
Nasdaq, Inc.	376,156	18,277,420
Total		64,816,378
Consumer Finance 1.7%
American Express Co.	156,064	23,283,188
Insurance 11.5%
Aon PLC, Class A	107,526	34,862,080
Chubb Ltd.	137,346	28,592,690
Marsh & McLennan Companies, Inc.	190,771	36,303,721
Progressive Corp. (The)	247,133	34,425,627
Travelers Companies, Inc. (The)	125,457	20,488,383
Total		154,672,501
Total Financials		330,825,982
Health Care 16.9%
Biotechnology 0.9%
AbbVie, Inc.	76,087	11,341,528
2	CTIVP® – MFS® Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	159,816	15,478,180
Boston Scientific Corp.(a)	221,305	11,684,904
Medtronic PLC	145,843	11,428,257
Total		38,591,341
Health Care Providers & Services 5.3%
Cigna Group (The)	140,090	40,075,546
McKesson Corp.	72,028	31,321,376
Total		71,396,922
Life Sciences Tools & Services 1.8%
Danaher Corp.	27,464	6,813,819
Thermo Fisher Scientific, Inc.	35,265	17,850,085
Total		24,663,904
Pharmaceuticals 6.0%
Johnson & Johnson	209,906	32,692,860
Merck & Co., Inc.	177,044	18,226,680
Pfizer, Inc.	773,754	25,665,420
Roche Holding AG, Genusschein Shares	15,569	4,250,354
Total		80,835,314
Total Health Care		226,829,009
Industrials 15.2%
Aerospace & Defense 4.8%
General Dynamics Corp.	107,107	23,667,434
Northrop Grumman Corp.	68,970	30,359,904
RTX Corp.	142,643	10,266,017
Total		64,293,355
Building Products 1.5%
Johnson Controls International PLC	167,862	8,931,937
Trane Technologies PLC	56,460	11,456,299
Total		20,388,236
Electrical Equipment 1.4%
Eaton Corp. PLC	88,859	18,951,848
Ground Transportation 2.5%
Canadian National Railway Co.	67,631	7,326,466
Union Pacific Corp.	129,432	26,356,238
Total		33,682,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.7%
Honeywell International, Inc.	124,991	23,090,837
Machinery 2.3%
Illinois Tool Works, Inc.	79,520	18,314,251
Otis Worldwide Corp.	56,483	4,536,150
PACCAR, Inc.	100,968	8,584,299
Total		31,434,700
Professional Services 1.0%
Equifax, Inc.	69,315	12,697,122
Total Industrials		204,538,802
Information Technology 8.1%
IT Services 2.1%
Accenture PLC, Class A	89,773	27,570,186
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	132,870	23,264,208
KLA Corp.	43,301	19,860,437
NXP Semiconductors NV	76,909	15,375,647
Texas Instruments, Inc.	140,926	22,408,643
Total		80,908,935
Total Information Technology		108,479,121
Materials 3.7%
Chemicals 3.7%
Corteva, Inc.	123,131	6,299,382
DuPont de Nemours, Inc.	275,796	20,571,624
PPG Industries, Inc.	74,437	9,661,922
Sherwin-Williams Co. (The)	48,785	12,442,614
Total		48,975,542
Total Materials		48,975,542
Real Estate 2.1%
Industrial REITs 1.7%
Prologis, Inc.	207,748	23,311,403
Specialized REITs 0.4%
Public Storage	17,442	4,596,316
Total Real Estate		27,907,719

CTIVP® – MFS® Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 7.6%
Electric Utilities 6.4%
American Electric Power Co., Inc.	84,388	6,347,665
Duke Energy Corp.	270,643	23,886,951
Exelon Corp.	289,689	10,947,347
PG&E Corp.(a)	536,534	8,654,294
Southern Co. (The)	374,876	24,261,975
Xcel Energy, Inc.	199,201	11,398,281
Total		85,496,513
Multi-Utilities 1.2%
Dominion Energy, Inc.	371,824	16,609,378
Total Utilities		102,105,891
Total Common Stocks (Cost $1,129,756,563)		1,329,254,424

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	14,826,893	14,822,445
Total Money Market Funds (Cost $14,822,254)		14,822,445
Total Investments in Securities (Cost: $1,144,578,817)		1,344,076,869
Other Assets & Liabilities, Net		(1,773,881)
Net Assets		1,342,302,988

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	16,334,636	107,645,917	(109,158,113)	5	14,822,445	508	604,546	14,826,893
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – MFS® Value Fund | Third Quarter Report 2023

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3QT7034_12_B01_(11/23)